Income Taxes (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Income Taxes [Abstract]
Income (Loss) Before Income Taxes by Jurisdiction

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
United States	$(187.7)	$(120.0)	$(111.5)
Foreign	155.2	254.3	57.9
Income (loss) before income tax	$(32.5)	$134.3	$(53.6)

Income tax provision (benefit)

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions, except percentages)	2015	2014	2015	2014

Income tax provision	$6.5	$19.8	$16.9	$32.6
Effective income tax rate	175.7%	60.2%	23.6%	27.3%

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Current
Federal	$6.3	$14.1	$3.8
State	1.1	3.5	4.4
Foreign	19.5	18.5	50.8
Total current provision	26.9	36.1	59.0

Deferred
Federal	(68.9)	(12.3)	(7.1)
State	(7.1)	0.6	0.6
Foreign	(3.1)	(11.8)	(29.9)
Total deferred provision (benefit)	(79.1)	(23.5)	(36.4)

Total income tax provision (benefit)	$(52.2)	$12.6	$22.6

Effective income tax rate	160.6%	9.4%	(42.2)%

Income tax provision (benefit) computed with the federal statutory rate

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Federal income tax rate	$(11.4)	$47.0	$(18.8)
Subpart F income	5.9	31.0	14.0
Change in valuation allowance related to IRC Section 163(j)	-	-	20.9
Foreign tax rate differential	(49.6)	(49.9)	(3.2)
Reorganization costs	(0.9)	(1.9)	5.6
Change in valuation allowance	0.5	(19.9)	(6.9)
U.S. state tax rate difference	(7.2)	(4.0)	(3.3)
Tax rate changes	-	2.3	2.7
Stock compensation	5.5	11.1	5.4
Withholding tax	9.2	9.0	8.6
Permanent items	1.4	3.8	2.7
Uncertain tax positions	-	(13.0)	(3.3)
Section 199 benefit	(1.6)	-	-
Other	(4.0)	(2.9)	(1.8)
Total income tax provision (benefit)	$(52.2)	$12.6	$22.6

Components of deferred tax assets and liabilities

	April 30,	May 31,
(in millions)	2015	2014
Deferred tax assets
Foreign operating loss carryforward	$203.3	$261.2
Interest	298.2	292.6
Federal operating loss carryforward	31.0	35.8
Capital loss carryforward	44.5	48.6
Preacquisition disallowed deductions	13.6	16.0
State operating loss carryforward	10.2	11.7
Accrued payroll and related expenses	32.1	35.4
Depreciation	16.6	17.8
Credits	15.7	23.4
Restructuring	-	10.4
Bad debts	2.6	6.6
Accrued severance	0.6	1.4
Other	69.4	42.2
Gross deferred tax assets	737.8	803.1
Less: valuation allowance	(521.7)	(565.2)
Net deferred tax assets	216.1	237.9

Deferred tax liabilities
Intangibles	214.8	309.9
Goodwill	5.4	5.2
Prepaid expenses	0.4	0.5
Gross deferred tax liabilities	220.6	315.6
Net deferred tax assets (liabilities)	$(4.5)	$(77.7)

Summary Of Components Of Net Deferred Income Tax Asset (Liability), Classified On The Consolidated Balance Sheet

	April 30,	May 31,
(in millions)	2015	2014
Current deferred tax asset	$30.8	$27.5
Non-current deferred tax asset	72.8	88.6
Current deferred tax liability	(1.1)	(1.3)
Non-current deferred tax liability	(107.0)	(192.5)
Net deferred tax assets (liabilities)	$(4.5)	$(77.7)

Summary Of The Rollforward Of Deferred Tax Asset Valuation Allowance

(in millions)
Balance, May 31, 2012	$713.1
Changes in valuation allowances related to purchased tax assets	0.8
Adjustment of net operating losses	(135.1)
Provisions for valuation allowance	65.3
Release of valuation allowance	(51.3)
Currency adjustment	1.1
Balance, May 31, 2013	593.9
Adjustment of net operating losses	(26.8)
Provisions for valuation allowance	13.0
Release of valuation allowance	(28.4)
Currency adjustment	13.5
Balance, May 31, 2014	565.2
Adjustment of net operating losses	(10.9)
Provisions for valuation allowance	9.0
Release of valuation allowance	(8.5)
Currency adjustment	(33.1)
Balance, April 30, 2015	$521.7

Summary Of The Rollforward Of Unrecognized Tax Benefits

(in millions)
Balance, May 31, 2012	$193.2
Additions based on tax positions related to current year	12.1
Additions based on tax positions related to prior years	9.7
Reductions based on tax positions related to prior years	(8.8)
Reductions related to settlements	(1.0)
Reductions related to lapses in statute	(19.0)
Additions/(reductions) due to changes in foreign exchange rates	1.2
Other	(1.0)
Balance, May 31, 2013	186.4
Additions based on tax positions related to current year	7.3
Additions based on tax positions related to prior years	2.4
Reductions based on tax positions related to prior years	(6.7)
Reductions related to settlements	(9.0)
Reductions related to lapses in statute	(21.2)
Additions/(reductions) due to changes in foreign exchange rates	2.5
Balance, May 31, 2014	161.7
Additions based on tax positions related to current year	10.3
Additions based on tax positions related to prior years	20.5
Reductions based on tax positions related to prior years	(18.5)
Reductions related to settlements	(0.7)
Reductions related to lapses in statute	(10.6)
Additions/(reductions) due to changes in foreign exchange rates	(18.9)
Balance, April 30, 2015	$143.8